INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory [Abstract]
Finished goods	$ 100,675	$ 230,315
Raw materials and supplies	3,293,517	3,438,086
Inventory	$ 3,394,192	$ 3,668,401